Pensions and Other Postretirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Defined Benefit Pension Plans [Member]
Components of net periodic benefit cost:
Service cost	$ 5.2	$ 12.7	$ 17.8
Interest cost	21.6	25.3	27.7
Expected return on plan assets	(28.8)	(29.3)	(32.9)
Amortization of prior service cost (credit)	0.9	1.1	0.7
Amortization of net actuarial loss (gain)	11.5	13.8	10.9
Curtailment loss (gain)	0.0	0.0	(6.5)
Settlement loss (gain)	2.3	(0.7)	0.0
Net periodic benefit cost	12.7	22.9	17.7
Other Postretirement Benefits [Member]
Components of net periodic benefit cost:
Service cost	2.0	2.3	2.3
Interest cost	2.1	2.6	2.8
Expected return on plan assets	0.0	0.0	0.0
Amortization of prior service cost (credit)	(1.4)	(1.5)	(1.1)
Amortization of net actuarial loss (gain)	(0.3)	(0.2)	(0.3)
Curtailment loss (gain)	0.0	0.0	(0.3)
Settlement loss (gain)	0.0	0.0	0.0
Net periodic benefit cost	$ 2.4	$ 3.2	$ 3.4